Earnings per share (“EPS”) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations

	Year ended December 31, 2022
For the year ended December 31, 2022	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	622.3
Less preferred share dividends:
Series D	(10.1)
Series E	—
Series G	—
Series H	(17.7)
Series I	(12.0)
Series J	(21.0)
Basic EPS:
Net earnings attributable to common shareholders	$561.5	267,148,000	$2.10
Effect of dilutive securities:
Share-based compensation	—	2,722,000
Fairfax warrants	—	3,396,000
Holdback shares	—	2,009,000
Senior Unsecured Exchangeable Notes	—	15,475,000
Diluted EPS:
Interest on exchangeable notes	7.6
Net earnings attributable to common shareholders	$569.1	290,750,000	$1.96
20.    Earnings per share (“EPS”) (continued):

	Year ended December 31, 2021
For the year ended December 31, 2021	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$400.5
Less preferred share dividends:
Series D	(10.1)
Series E	(5.5)
Series G	(8.0)
Series H	(17.8)
Series I	(12.0)
Series J	(11.7)
Basic EPS:
Net earnings attributable to common shareholders	$335.4	246,300,000	$1.36
Effect of dilutive securities:
Share-based compensation	—	2,433,000
Fairfax warrants	—	10,647,000
Holdback shares	—	5,572,000
Senior Unsecured Exchangeable Notes	—	902,000
Diluted EPS:
Net earnings attributable to common shareholders	$335.4	265,854,000	$1.26
20.    Earnings per share (“EPS”) (continued):

	Year ended December 31, 2020
For the year ended December 31, 2020	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$192.6
Less preferred share dividends:
Series D	(10.1)
Series E	(11.2)
Series G	(16.0)
Series H	(17.8)
Series I	(12.0)
Basic EPS:
Net earnings attributable to common shareholders	$125.5	241,502,000	$0.52
Effect of dilutive securities:
Share-based compensation	—	541,000
Fairfax warrants	—	3,096,000
Holdback shares	—	5,375,000
Diluted EPS:
Net earnings attributable to common shareholders	$125.5	250,514,000	$0.50